Trade Payables and Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2020
Trade and other current payables [abstract]
Schedule of Composition of Trade Payables and Accrued Expenses
	As of December 31,
	2020	2019
	NIS millions

Trade payables	334	345
Accrued expenses	434	342
	768	687